OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2025
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

12.         OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

	September 30,
	2024	2025
	RMB	RMB
Payable for purchase of plant and equipment	1,245	823
Professional fee payable	4,751	5,102
Salaries and bonus payable	12,360	8,863
Accrued interest	398	852
Deferred government subsidies	363	363
Payable for penalty	6,483	5,282
Payable for third party (i)	11,842	18,833
Borrowing from third party (i)	18,624	15,537
Stock issuance and options	8,202	—
Others	3	330
	64,271	55,985

Note (i): As of September 30, 2024, payable and borrowing for third party represents that third party provide cash to fund the Company’s operations, RMB 17.5 million of which belonged to borrowing from Beijing Origin under Origin Biotechnology, due on August 6, 2025 with annual interest rate of 4.6%, secured by the Company’s Chairman. Since the borrowing from Beijing Origin under Origin Biotechnology was overdue, Beijing Origin and Origin Biotechnology were discussing the repayment plan.